Swan Hedged Equity US Large Cap ETF
Schedule of Investments
as of February 29, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 93.4%		Shares	Value
SPDR S&P 500 ETF Trust(a)(b)		409,986	$208,305,687
TOTAL EXCHANGE TRADED FUNDS (Cost $172,004,939)			208,305,687

PURCHASED OPTIONS - 7.2%(c)(d)	Notional Amount	Contracts	Value
Put Options - 7.2%			$–
S&P 500 Index		–	$–
Expiration: 12/31/2024; Exercise Price: $4,550(f)	97,848,384	192	1,688,640
Expiration: 12/31/2024; Exercise Price: $5,000(f)	97,848,384	192	3,278,400
Expiration: 12/19/2025; Exercise Price: $5,000	208,947,070	410	11,127,400
Total Put Options			16,094,440
TOTAL PURCHASED OPTIONS (Cost $25,142,468)			16,094,440

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%		Shares
First American Government Obligations Fund - Class X, 5.23%(e)		3,173,703	3,173,703
TOTAL SHORT-TERM INVESTMENTS (Cost $3,173,703)			3,173,703

TOTAL INVESTMENTS - 102.0% (Cost $200,321,110)			$227,573,830
Liabilities in Excess of Other Assets - (2.0)%			(4,467,514)
TOTAL NET ASSETS - 100.0%			$223,106,316

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	A portion or all of the security has been segregated or earmarked as collateral for written options. The amount as of period end is $208,305,687.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

Swan Hedged Equity US Large Cap ETF
Schedule of Options Written
as of February 29, 2024 (Unaudited)

WRITTEN OPTIONS - (2.1)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (2.1)%
S&P 500 Index		–
Expiration: 12/31/2024; Exercise Price: $4,775	(195,696,768)	(384)	$(4,680,960)
TOTAL WRITTEN OPTIONS (Premiums received $8,476,409)			(4,680,960)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of February 29, 2024:

Swan Hedged Equity US Large Cap ETF
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$208,305,687	$–	$–	$208,305,687
Purchased Options	–	16,094,440	–	16,094,440
Money Market Funds	3,173,703	–	–	3,173,703
Total Assets	$211,479,390	$16,094,440	$–	$227,573,830

Liabilities:
Options Written	–	(4,680,960)	–	(4,680,960)
Total Liabilities	$–	$(4,680,960)	$–	$(4,680,960)